LEASES - Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	$ 1,042	$ 1,157	$ 1,354
Right of use assets obtained in exchange for lease obligations	518	$ 421	$ 1,525
Increase of right of use assets from remeasurement	$ 1,506